Other Intangible Assets - Estimated Amortization Expense of Existing Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 77
2020	60
2021	40
2022	23
2023	8
Thereafter	4
Net Cost	$ 212	$ 209